Leases	12 Months Ended
Apr. 30, 2021
Presentation Of Leases For Lessee [Abstract]
Leases
10.	Leases

Effective May 1, 2019, the Company adopted IFRS 16 using the modified retrospective approach and accordingly the information presented for the year ended April 30, 2019 has not been restated. Comparative amounts for the year ended April 30, 2019 remains as previously reported under IAS 17.

On initial application, the Company has elected to record right-of-use assets based on the corresponding lease liabilities. Lease liabilities have been measured by discounting future lease payments at the incremental borrowing rate at May 1, 2019. The incremental borrowing rate applied was 8% per annum and represents the Company's best estimate of the rate of interest that it would expect to pay to borrow, on a collateralized basis, over a similar term, an amount equal to the lease payments in the current economic environment. On adoption of IFRS 16, the Company recognized lease liabilities in relation its head office in Canada and machinery in Mexico. During the year ended April 30, 2021, the Company paid $88 in operating leases that were of low value / short-term leases The following is a reconciliation of the changes in the lease assets and liabilities:

	Office	Mining Equipment	Total
Lease liabilities, April 30, 2019	$-	$-	$-
Lease liabilities on adoption of IFRS 16	312	427	739
Additions	-	1,329	1,329
Lease accretion	23	66	89
Payments	(66)	(458)	(524)
Foreign exchange	-	67	67
Lease liabilities, April 30, 2020	$269	$1,431	$1,700
Lease accretion	20	85	105
Payments	(66)	(658)	(724)
Foreign exchange	-	(134)	(134)
Move to short term liabilities	(49)	(398)	(447)
Long term lease liabilities, April 30, 2021	$174	$326	$500

	Office	Mining Equipment	Total
Lease asset, April 30, 2019	$-	$-	$-
Lease assets on adoption of IFRS 16	312	1,990	2,302
Amortization	(52)	(481)	(533)
Foreign exchange	-	75	75
Lease asset, April 30, 2020	$260	$1,584	$1,844
Amortization	(52)	(667)	(719)
Foreign exchange	-	(146)	(146)
Lease asset, April 30, 2021	$208	$771	$979

During fiscal year ended April 30,	2022	2023	2024	2025	2026+
Lease commitments	$418	$286	$66	$66	$5